Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	$ 40,649	$ 66,882
Due within 1 year
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	6,629	12,685
Due after 1 year but within 2 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	8,004	13,483
Due after 2 years but within 3 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	6,747	10,727
Due after 3 years but within 4 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	6,082	8,361
Due after 4 years but within 5 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	5,194	7,222
Due after 5 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	$ 7,993	$ 14,404